Loans And Borrowings - Additional Information (Detail)			3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2022 CAD ($)	Nov. 09, 2021	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	May 05, 2022 USD ($)	Apr. 01, 2022 USD ($)	Mar. 28, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Percentage of factoring fee on gross face value for the first 30 days							1.50%
Percentage of factoring fee on gross face value for 30 days thereafter							0.06%
Interest expense on borrowings			$ 734,854	$ 286,144	$ 1,131,557	$ 533,508	$ 1,179,234	$ 1,272,512	$ 918,682
Repayments of borrowings					$ 8,224,068	7,009,073	$ 9,781,554	$ 9,011,638	6,787,528
Fiera Private Debt Fund VI LP [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Maturity					August 7, 2026
Fiera Private Debt Fund VI LP [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Maturity					October 31, 2022		October 31, 2022
Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowing costs incurred							$ 191,310
Debt Instrument, principal and interest amount							2,343,036
Term Loan [Member] | Amended [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Maturity		August 7, 2026
Borrowings, Covenants terms		financial covenants which are applicable for the period from July 1, 2021 to December 31, 2022
Modification loss					$ (161,698)		(138,908)
Term Loan [Member] | Amended [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		6.85%
Term Loan [Member] | Amended [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		7.50%
Term Loan [Member] | Fiera Private Debt Fund VI LP [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount									$ 13,000,000
Borrowings, Maturity									August 2026
Debt Instrument, principal and interest amount					$ 2,987,535	$ 1,171,518
Repayments of borrowings	$ 2,044,086
Term Loan [Member] | Fiera Private Debt Fund VI LP [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate			6.85%		6.85%
Term Loan [Member] | Fiera Private Debt Fund VI LP [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate			9.50%		9.50%
Nations Interbanc Facility [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount													$ 2,000,000
Proceeds from current borrowings							9,246,693
Repayments of current borrowings							$ 7,954,698
Nations Interbanc Facility [Member] | Loans Received [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of funds borrowed													85.00%
Financing of Electric Vehicle Development Projects [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Maturity					March 31, 2025
Borrowings, Adjustment to interest rate basis			18.00%		18.00%
Borrowings, Interest rate basis					10
Financing of Electric Vehicle Development Projects [Member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Notional amount										$ 10,000,000
Financing of Electric Vehicle Development Projects [Member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 5,000,000
Financing of Electric Vehicle Development Projects [Member] | Carbon Royalty Corp [Member] | Promissory Note [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount												$ 15,000,000